Shareholder Report, Average Annual Return (Details)	12 Months Ended											60 Months Ended	104 Months Ended		120 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026
Large Capitalization Value Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	2.98%											7.88%			9.87%
Large Capitalization Value Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	2.37%											7.24%			9.21%
Large Capitalization Value Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	3.40%											8.32%			10.32%
Large Capitalization Growth Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	10.54%											12.83%			16.73%
Large Capitalization Growth Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	9.58%											12.11%			16.01%
Large Capitalization Growth Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	10.97%											13.28%			17.20%
Mid Capitalization Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	14.83%											8.56%			9.22%
Mid Capitalization Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	14.05%											7.92%			8.58%
Mid Capitalization Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	15.25%											8.99%			9.66%
Small Capitalization Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	17.19%											6.75%			10.14%
Small Capitalization Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	16.25%											6.05%			9.45%
Small Capitalization Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	17.78%											7.16%			10.55%
International Equity Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2026	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	26.82%											8.54%			7.20%
International Equity Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	26.18%											7.89%			6.57%
International Equity Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	27.33%											8.97%			7.63%
Health & Biotechnology Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	28.41%											5.95%			6.47%
Health & Biotechnology Porfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	27.55%											5.30%			5.84%
Health & Biotechnology Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	28.92%											6.37%			6.90%
Technology & Communications Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	15.17%											8.06%			14.72%
Technology & Communications Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	14.50%											7.44%			14.05%
Technology & Communications Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	15.59%											8.50%			15.18%
Investment Quality Bond Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	(0.88%)											0.55%			0.59%
Investment Quality Bond Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	(1.85%)											(0.15%)			0.04%
Investment Quality Bond Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Average Annual Return, Percent	(0.62%)											0.92%			0.97%
Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	9.23%											6.74%	7.48%	[1]
Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	8.38%											5.88%	6.78%	[2]
Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	9.51%											6.95%	7.67%	[3]
Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	5.27%											4.51%	5.36%	[4]
Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	4.45%											3.73%	4.72%	[5]
Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	5.48%											4.77%	5.60%	[6]
Moderate Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	7.27%											5.92%	6.95%	[7]
Moderate Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	6.39%											5.10%	6.27%	[8]
Moderate Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	7.51%											6.18%	7.16%	[9]
Moderately Aggressive Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	8.11%											6.16%	6.93%	[10]
Moderately Aggressive Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	7.22%											5.36%	6.25%	[11]
Moderately Aggressive Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	8.39%											6.42%	7.14%	[12]
Moderately Conservative Balanced Allocation Portfolio Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	7.06%											6.01%	6.59%	[13]
Moderately Conservative Balanced Allocation Portfolio Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	6.06%											4.96%	5.71%	[14]
Moderately Conservative Balanced Allocation Portfolio Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Average Annual Return, Percent	7.06%											6.01%	6.59%	[15]
C 000030171 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%											6.61%			9.23%
C 000030171 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030171 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.91%											10.86%			11.55%
C 000030174 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%											7.24%			9.21%
C 000030174 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030174 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.91%											10.86%			11.55%
C 000030172 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030172 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.91%											10.86%			11.55%
C 000030175 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%											11.50%			16.04%
C 000030175 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030175 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%											9.22%			15.87%
C 000030178 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%											12.11%			16.01%
C 000030178 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030178 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%											9.22%			15.87%
C 000030176 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030176 Morningstar U S Fund Large Value Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%											9.22%			15.87%
C 000030158 With Sale Load Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%											7.28%			8.58%
C 000030158 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030158 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%											7.89%			10.88%
C 000030157 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.05%											7.92%			8.58%
C 000030157 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030157 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%											7.89%			10.88%
C 000030155 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030155 Morningstar U S Fund Mid Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%											7.89%			10.88%
C 000030179 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%											5.50%			9.50%
C 000030179 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030179 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%											7.29%			10.34%
C 000030182 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%											6.05%			9.45%
C 000030182 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030182 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%											7.29%			10.34%
C 000030180 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030180 Morningstar U S Fund Small Capitalization Blend Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%											7.29%			10.34%
C 000030183 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.54%											7.26%			6.57%
C 000030183 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%											9.37%			9.64%
C 000030186 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%											7.89%			6.57%
C 000030186 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%											9.37%			9.64%
C 000030184 M S C I A W Ex U S A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%											9.37%			9.64%
C 000030154 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.06%											4.70%			5.85%
C 000030154 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030154 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.45%											3.73%			9.90%
C 000030153 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.55%											5.30%			5.84%
C 000030153 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030153 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.45%											3.73%			9.90%
C 000030151 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030151 Morningstar U S Fund Health Category [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.45%											3.73%			9.90%
C 000030162 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%											6.79%			14.04%
C 000030162 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030161 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%											7.44%			14.05%
C 000030161 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030159 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%											12.79%			15.37%
C 000030163 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.60%)											(0.64%)			0.00%
C 000030163 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%											(0.29%)			1.40%
C 000030166 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.85%)											(0.15%)			0.04%
C 000030166 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%											(0.29%)			1.40%
C 000030164 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%											(0.29%)			1.40%
C 000196871 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%											5.49%	6.75%	[1]
C 000196871 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%											7.75%	8.96%	[1]
C 000196872 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%											5.88%	6.78%	[2]
C 000196872 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%											7.75%	8.96%	[2]
C 000196873 Morningstar Mod Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%											7.75%	8.96%	[3]
C 000196874 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.80%											3.28%	4.64%	[4]
C 000196874 Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%											3.99%	5.63%	[4]
C 000196875 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%											3.73%	4.72%	[5]
C 000196875 Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%											3.99%	5.63%	[5]
Morningstar Mod Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%											3.99%	5.63%	[6]
C 000196877 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%											4.68%	6.23%	[7]
C 000196877 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[7]
C 000196878 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%											5.10%	6.27%	[8]
C 000196878 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[8]
C 000196879 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[9]
C 000196880 With Sale Load Member [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.88%											4.91%	6.20%	[10]
C 000196880 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[10]
C 000196881 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%											5.36%	6.25%	[11]
C 000196881 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[11]
C 000196882 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.30%	[12]
C 000196883 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%											4.77%	5.86%	[13]
C 000196883 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.28%	[13]
C 000196884 With Sale Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%											4.96%	5.71%	[14]
C 000196884 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.28%	[14]
C 000196885 Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%											5.85%	7.28%	[15]

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[2]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[3]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[4]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[5]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[6]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[7]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[8]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[9]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[10]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[11]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[12]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[13]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[14]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.
[15]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.